Derivative Instruments	12 Months Ended
Feb. 28, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS
DERIVATIVE INSTRUMENTS:

Overview –
We are exposed to market risk from changes in foreign currency exchange rates, commodity prices and interest rates that could affect our results of operations and financial condition. The impact on our results and financial position and the amounts reported in our financial statements will vary based upon the currency, commodity and interest rate market movements during the period, the effectiveness and level of derivative instruments outstanding and whether they are designated and qualify for hedge accounting.

The estimated fair values of our derivative instruments change with fluctuations in currency rates, commodity prices and/or interest rates and are expected to offset changes in the values of the underlying exposures. Our derivative instruments are held solely to manage our exposures to the aforementioned market risks as part of our normal business operations. We follow strict policies to manage these risks and do not enter into derivative instruments for trading or speculative purposes. The aggregate notional value of outstanding derivative instruments is as follows:

	February 28, 2017	February 29, 2016
(in millions)
Derivative instruments designated as hedging instruments
Foreign currency contracts	$981.7	$731.6
Interest rate swap contracts	$250.0	$600.0

Derivative instruments not designated as hedging instruments
Foreign currency contracts	$389.9	$975.6
Commodity derivative contracts	$153.2	$198.7
Interest rate swap contracts (see Note 11)	$—	$1,000.0

Cash flow hedges –
Our derivative instruments designated in hedge accounting relationships are designated as cash flow hedges. We are exposed to foreign denominated cash flow fluctuations primarily in connection with third party and intercompany sales and purchases. We primarily use foreign currency forward contracts to hedge certain of these risks. In addition, we utilize interest rate swap contracts to manage our exposure to changes in interest rates. Derivatives managing our cash flow exposures generally mature within three years or less, with a maximum maturity of five years.

To qualify for hedge accounting treatment, the details of the hedging relationship must be formally documented at inception of the arrangement, including the risk management objective, hedging strategy, hedged item, specific risk that is being hedged, the derivative instrument, how effectiveness is being assessed and how ineffectiveness will be measured. The derivative must be highly effective in offsetting changes in the cash flows of the risk being hedged. Throughout the term of the designated cash flow hedge relationship on at least a quarterly basis, a retrospective evaluation and prospective assessment of hedge effectiveness is performed based on quantitative and qualitative measures. All components of our derivative instruments’ gains or losses are included in the assessment of hedge effectiveness. Resulting ineffectiveness, if any, is recognized immediately in our results of operations.

When we determine that a derivative instrument which qualified for hedge accounting treatment has ceased to be highly effective as a hedge, we discontinue hedge accounting prospectively. In the event the relationship is no longer effective, we recognize the change in the fair value of the hedging derivative instrument from the date the hedging derivative instrument became no longer effective immediately in our results of operations. We also discontinue hedge accounting prospectively when (i)  a derivative expires or is sold, terminated, or exercised; (ii)  it is no longer probable that the forecasted transaction will occur; or (iii)  we determine that designating the derivative as a hedging instrument is no longer appropriate. When we discontinue hedge accounting prospectively, but the original forecasted transaction continues to be probable of occurring, the existing gain or loss of the derivative instrument remains in AOCI and is reclassified into earnings when the forecasted transaction occurs. When it becomes probable that the forecasted transaction will not occur, any remaining gain or loss in AOCI is recognized immediately in our results of operations.

We expect $17.1 million of net losses, net of income tax effect, to be reclassified from AOCI to our results of operations within the next 12 months.

Undesignated hedges –
Certain of our derivative instruments do not qualify for hedge accounting treatment; for others, we choose not to maintain the required documentation to apply hedge accounting treatment. These undesignated instruments are primarily used to economically hedge our exposure to fluctuations in the value of foreign currency denominated receivables and payables; foreign currency investments, primarily consisting of loans to subsidiaries, and cash flows related primarily to the repatriation of those loans or investments; and commodity prices, primarily consisting of heating oil, diesel fuel, aluminum, natural gas and corn prices. We primarily use foreign currency forward and option contracts, generally less than 12 months in duration, and commodity derivative contracts, generally less than 36 months in duration, with a maximum maturity of five years, to hedge some of these risks. Our derivative policy permits the use of undesignated derivatives as approved by senior management.

Credit risk –
We are exposed to credit-related losses if the counterparties to our derivative contracts default. This credit risk is limited to the fair value of the derivative contracts. To manage this risk, we contract only with major financial institutions that have earned investment-grade credit ratings and with whom we have standard International Swaps and Derivatives Association agreements which allow for net settlement of the derivative contracts. We have also established counterparty credit guidelines that are regularly monitored. Because of these safeguards, we believe the risk of loss from counterparty default to be immaterial.

In addition, our derivative instruments are not subject to credit rating contingencies or collateral requirements. As of February 28, 2017, the estimated fair value of derivative instruments in a net liability position due to counterparties was $61.4 million. If we were required to settle the net liability position under these derivative instruments on February 28, 2017, we would have had sufficient availability under our available liquidity on hand to satisfy this obligation.

Results of period derivative activity –
The estimated fair value and location of our derivative instruments on our balance sheets are as follows (see Note 7):

Assets			Liabilities
	February 28, 2017	February 29, 2016		February 28, 2017	February 29, 2016
(in millions)
Derivative instruments designated as hedging instruments
Foreign currency contracts:
Prepaid expenses and other	$5.2	$5.5	Other accrued expenses and liabilities	$30.4	$33.0
Other assets	$6.0	$1.2	Other liabilities	$37.4	$26.2
Interest rate swap contracts:
Prepaid expenses and other	$0.3	$—	Other accrued expenses and liabilities	$0.3	$1.5
Other assets	$4.4	$0.3	Other liabilities	$—	$0.4

Derivative instruments not designated as hedging instruments
Foreign currency contracts:
Prepaid expenses and other	$2.0	$4.8	Other accrued expenses and liabilities	$2.6	$9.8
Commodity derivative contracts:
Prepaid expenses and other	$4.3	$0.6	Other accrued expenses and liabilities	$6.9	$29.3
Other assets	$1.5	$0.3	Other liabilities	$4.7	$16.8
Interest rate swap contracts:
Prepaid expenses and other	$—	$0.7	Other accrued expenses and liabilities	$—	$5.7

The principal effect of our derivative instruments designated in cash flow hedging relationships on our results of operations, as well as Other Comprehensive Income (“OCI”), net of income tax effect, is as follows:

Derivative Instruments in Designated Cash Flow Hedging Relationships	Net Gain (Loss) Recognized in OCI (Effective portion)	Location of Net Gain (Loss) Reclassified from AOCI to Income (Effective portion)	Net Gain (Loss) Reclassified from AOCI to Income (Effective portion)
(in millions)
For the Year Ended February 28, 2017
Foreign currency contracts	$(25.8)	Sales	$1.1
		Cost of product sold	(28.3)
Interest rate swap contracts	2.8	Interest expense	(4.0)
	$(23.0)		$(31.2)

For the Year Ended February 29, 2016
Foreign currency contracts	$(41.7)	Sales	$2.1
		Cost of product sold	(20.0)
Interest rate swap contracts	(1.6)	Interest expense	(8.1)
	$(43.3)		$(26.0)

For the Year Ended February 28, 2015
Foreign currency contracts	$(22.9)	Sales	$1.8
		Cost of product sold	2.6
Interest rate swap contracts	(1.1)	Interest expense	(8.3)
	$(24.0)		$(3.9)

The effect of our undesignated derivative instruments on our results of operations is as follows:

Derivative Instruments not Designated as Hedging Instruments	Location of Net Gain (Loss) Recognized in Income	Net Gain (Loss) Recognized in Income
(in millions)
For the Year Ended February 28, 2017
Commodity derivative contracts	Cost of product sold	$16.3
Foreign currency contracts	Selling, general and administrative expenses	(26.1)
		$(9.8)

For the Year Ended February 29, 2016
Commodity derivative contracts	Cost of product sold	$(48.1)
Foreign currency contracts	Selling, general and administrative expenses	(21.1)
Interest rate swap contracts	Interest expense	(0.1)
		$(69.3)

For the Year Ended February 28, 2015
Commodity derivative contracts	Cost of product sold	$(32.7)
Foreign currency contracts	Selling, general and administrative expenses	(2.5)
Interest rate swap contracts	Interest expense	(0.1)
		$(35.3)